Notes to the Consolidated Statements of Financial Position - Summary of Intangible assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 326.8
Ending balance	677.3	€ 326.8
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	129.5
Ending balance	277.6	129.5
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7.9
Ending balance	18.5	7.9
Domains
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	157.8
Ending balance	154.2	157.8
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5.6
Ending balance	124.1	5.6
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2.7
Ending balance	53.0	2.7
Internally developed software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10.3
Ending balance	7.9	10.3
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13.1
Ending balance	42.0	13.1
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	375.5	347.9
Business combinations	610.9	12.8
Additions	34.4	14.3
Transfers	0.0	0.0
Disposals	(1.4)	(0.1)
Currency translation difference	(12.1)	0.6
Ending balance	1,007.2	375.5
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	129.5	118.4
Business combinations	401.8	11.1
Additions	0.0	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Currency translation difference	(5.8)	0.0
Ending balance	525.4	129.5
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	27.7	21.8
Business combinations	12.5	0.0
Additions	5.1	3.2
Transfers	0.5	2.7
Disposals	(0.3)	(0.1)
Currency translation difference	(0.4)	0.0
Ending balance	45.1	27.7
Cost | Domains
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	159.2	158.5
Business combinations	0.0	0.0
Additions	0.1	0.1
Transfers	0.0	0.1
Disposals	0.0	0.0
Currency translation difference	(1.0)	0.5
Ending balance	158.4	159.2
Cost | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6.2	5.6
Business combinations	124.8	0.5
Additions	0.1	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Currency translation difference	(3.4)	0.0
Ending balance	127.8	6.2
Cost | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15.3	13.9
Business combinations	57.6	1.3
Additions	0.0	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Currency translation difference	(1.1)	0.0
Ending balance	71.8	15.3
Cost | Internally developed software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20.7	15.1
Business combinations	0.0	0.0
Additions	1.0	1.8
Transfers	1.9	3.9
Disposals	(0.1)	0.0
Currency translation difference	0.0	0.0
Ending balance	23.5	20.7
Cost | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16.9	14.6
Business combinations	14.2	0.0
Additions	28.0	9.1
Transfers	(2.5)	(6.7)
Disposals	(0.9)	0.0
Currency translation difference	(0.5)	0.0
Ending balance	55.2	16.9
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(48.6)	(34.2)
Additions	(25.9)	(14.2)
Impairment losses	(256.1)	(0.2)
Transfers	0.0	0.0
Disposals	0.2	0.1
Currency translation difference	0.5	0.0
Ending balance	(329.9)	(48.6)
Accumulated amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(0.0)	0.0
Additions	(0.0)	0.0
Impairment losses	(247.9)	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Currency translation difference	0.0	0.0
Ending balance	(247.9)	(0.0)
Accumulated amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(19.8)	(15.0)
Additions	(7.2)	(4.9)
Impairment losses	0.0	0.0
Transfers	0.0	0.0
Disposals	0.3	0.1
Currency translation difference	0.1	0.0
Ending balance	(26.6)	(19.8)
Accumulated amortization | Domains
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1.4)	(1.0)
Additions	(0.2)	(0.2)
Impairment losses	(2.6)	(0.2)
Transfers	0.0	0.0
Disposals	0.0	0.0
Currency translation difference	0.0	0.0
Ending balance	(4.2)	(1.4)
Accumulated amortization | Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(0.6)	(0.5)
Additions	(3.1)	(0.1)
Impairment losses	0.0	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Currency translation difference	0.0	0.0
Ending balance	(3.6)	(0.6)
Accumulated amortization | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(12.5)	(9.5)
Additions	(6.3)	(3.0)
Impairment losses	0.0	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Currency translation difference	0.1	0.0
Ending balance	(18.8)	(12.5)
Accumulated amortization | Internally developed software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(10.4)	(6.4)
Additions	(5.2)	(4.1)
Impairment losses	0.0	0.0
Transfers	0.0	0.0
Disposals	0.1	0.0
Currency translation difference	0.0	0.0
Ending balance	(15.6)	(10.4)
Accumulated amortization | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3.8)	(1.9)
Additions	(3.9)	(1.9)
Impairment losses	(5.6)	0.0
Transfers	0.0	0.0
Disposals	(0.2)	0.0
Currency translation difference	0.3	0.0
Ending balance	€ (13.2)	€ (3.8)